Consolidated statement of changes in equity - USD ($) shares in Thousands, $ in Millions		Total		Total	Share capital		Share premium	Treasury shares	Retained profits [2]	Other reserves [3]	Non- controlling interests
Number of shares, beginning of period (in shares)					101,739			(1,395)
Number of shares, beginning of period (in shares)					101,739			(1,195)
Equity, beginning of period at Dec. 31, 2016		$ 3,368		$ 3,167	$ 153	[1]	$ 485	$ (123)	$ 3,215	$ (562)	$ 201
Comprehensive income		158	[4]	173					86	87	(15)
Dividends	[5]	(265)		(265)					(265)
Purchase of treasury shares (in shares)								(32)
Purchase of treasury shares		(3)		(3)				$ (3)
Share-based compensation	[6]	22		22						22
Issuance of shares under share-based payment schemes (in shares)								233
Issuance of shares under share-based payment schemes		1		1			(1)	$ 21	1	(18)
Number of shares, end of period (in shares) at Dec. 31, 2017					101,739			(1,195)
Equity, end of period at Dec. 31, 2017		3,281		3,096	$ 153	[1]	484	$ (106)	3,035	(472)	185
Number of shares, beginning of period (in shares)					101,739			(1,195)
Statutory reserves unavailable for distribution		345
Number of shares, beginning of period (in shares)					101,739			(914)
Comprehensive income		(108)	[4]	(78)					(10)	(68)	(30)
Dividends	[5]	(266)		(266)					(266)
Dividends to non controlling interest		(13)									(13)
Purchase of treasury shares (in shares)								(70)
Purchase of treasury shares		(6)		(6)				$ (6)
Share-based compensation	[6]	22		22						22
Issuance of shares under share-based payment schemes (in shares)								351
Issuance of shares under share-based payment schemes		2		2			(2)	$ 31	(5)	(22)
Effect of acquisition of Cable Onda	[7]	113									113
Put option reserve	[7]	(239)		(239)					(239)
Number of shares, end of period (in shares) at Dec. 31, 2018					101,739			(914)
Equity, end of period at Dec. 31, 2018		2,792	[8],[9]	2,542	$ 153	[1]	482	$ (81)	2,525	(538)	251
Number of shares, beginning of period (in shares)					101,739			(914)
Statutory reserves unavailable for distribution		324
Number of shares, beginning of period (in shares)					101,739			(581)
Comprehensive income		133		131					149	(19)	3
Dividends	[5]	(267)		(267)					(267)
Dividends to non controlling interest		(1)									(1)
Purchase of treasury shares (in shares)								(132)
Purchase of treasury shares		(8)		(8)				$ (12)	4
Share-based compensation	[6]	30		29						29	1
Issuance of shares under share-based payment schemes (in shares)								465
Issuance of shares under share-based payment schemes		1		1			(2)	$ 41	(12)	(25)
Effect of restructuring in Tanzania	[10]	0		(18)					(27)	9	18
Number of shares, end of period (in shares) at Dec. 31, 2019					101,739			(581)
Equity, end of period at Dec. 31, 2019		2,680		$ 2,409	$ 153	[1]	$ 480	$ (51)	$ 2,372	$ (544)	$ 271
Number of shares, beginning of period (in shares)					101,739			(581)
Statutory reserves unavailable for distribution		$ 306

[1]	Share capital and share premium – see note C.1.
[2]	Retained profits – includes profit for the year attributable to equity holders, of which $306 million (2018: $324 million; 2017: $345 million) are not distributable to equity holders.
[3]	Other reserves – see note C.1.
[4]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[5]	Dividends – see note C.2.
[6]	Share-based compensation – see note C.1.
[7]	Effect of the acquisition of Cable Onda S.A. See notes A.1.2. and C.7.4. for further details. The consolidated statement of changes in equity at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[8]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[9]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[10]	Effect of the restructuring in Tanzania A.1.2.